Annual Total Returns[BarChart] - Mid-Cap Equity Index Fund - Mid-Cap Equity Index Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.99%)	17.80%	33.21%	9.63%	(2.37%)	20.51%	16.05%	(11.26%)	26.01%	13.50%